Tax Effects of Significant Temporary Differences (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Deductible temporary differences:
Allowance for loan losses	₨ 37,561.2	$ 498.2	₨ 39,604.8
Lease liabilities	16,514.0	219.0	0.0
Employee benefits	1,415.0	18.8	2,063.1
Accrued expenses and other liabilities	3,381.2	44.8	4,310.4
Others	1,769.4	23.5	1,874.4
Deferred tax asset	60,640.8	804.3	47,852.7
Taxable temporary differences:
Right-of-use assets	16,514.0	219.0	0.0
Unrealized gain on securities available for sale	16,644.6	220.8	5,680.2
Loan origination cost and fees	3,373.3	44.7	5,606.3
Investments, others	1,510.2	20.0	2,677.0
Deferred tax liability	38,042.1	504.5	13,963.5
Net deferred tax asset (liability)	₨ 22,598.7	$ 299.8	₨ 33,889.2